LAND AND LAND DEVELOPMENT COSTS (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Land And Land Development Costs Details
Land unimproved designated for development	$ 9,635,834	$ 10,593,519	$ 10,901,859
Residential development	5,084,771	5,084,262	5,084,262
Infrastructure development	1,189,684	4,674,285	4,656,666
Total land and land development costs	$ 15,910,289	$ 20,352,066	$ 20,642,787